Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2020
Document Effective Date	Oct. 21, 2020
Prospectus Date	Oct. 19, 2020
VIRTUS TACTICAL ALLOCATION FUND | Class I
Prospectus:
Trading Symbol	VTAIX
VIRTUS TACTICAL ALLOCATION FUND | Class R6
Prospectus:
Trading Symbol	VTARX
VIRTUS TACTICAL ALLOCATION FUND | Class C
Prospectus:
Trading Symbol	POICX
VIRTUS TACTICAL ALLOCATION FUND | Class A
Prospectus:
Trading Symbol	NAINX